                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-499

                         RIVERSOURCE INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 1/31

Date of reporting period: 1/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)


RIVERSOURCE INCOME BUILDER SERIES

ANNUAL REPORT FOR THE
PERIOD ENDED JANUARY 31, 2010


THIS ANNUAL REPORT DESCRIBES THREE
FUNDS, EACH OF WHICH INVESTS IN OTHER
RIVERSOURCE FUNDS. THE OBJECTIVE OF
EACH FUND IS A HIGH LEVEL OF CURRENT
INCOME AND GROWTH OF CAPITAL.


RiverSource Income Builder Basic Income Fund
RiverSource Income Builder Moderate Income Fund
RiverSource Income Builder Enhanced Income Fund

                                               (ADVICE-BUILT(SM) SOLUTIONS LOGO)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  RiverSource Income Builder Basic
    Income Fund....................    3
  RiverSource Income Builder
    Moderate Income Fund...........    5
  RiverSource Income Builder
    Enhanced Income Fund...........    7
Manager Commentary.................    9
The Fund's Long-term Performance...   12
Investment Changes.................   18
Fund Expenses Examples.............   24
Investments in Affiliated Funds....   28
Statements of Assets and
  Liabilities......................   34
Statements of Operations...........   35
Statements of Changes in Net
  Assets...........................   36
Financial Highlights...............   38
Notes to Financial Statements......   46
Report of Independent Registered
  Public Accounting Firm...........   53
Federal Income Tax Information.....   54
Board Members and Officers.........   55
Proxy Voting.......................   58





--------------------------------------------------------------------------------
2  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Income Builder Basic Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Basic Income Fund (the Fund) Class A shares gained
  23.35% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, increased 8.51% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, rose
  31.84% for the 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% during the annual period.

> The Fund outperformed its Blended Index composed of 65% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, which increased 13.62% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    2/16/06
----------------------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund
  Class A (excluding sales charge)                               +23.35%    +1.85%     +3.77%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.51%    +6.60%     +6.12%
----------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                          +31.84%   -10.16%     -3.87%
----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)            +0.15%    +2.07%     +2.79%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        +13.62%    +2.20%     +3.60%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Basic Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2010
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                      +23.35%    +1.85%     +3.77%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +22.38%    +1.10%     +2.98%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +22.35%    +1.11%     +3.01%
----------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                     +23.31%    +2.34%     +4.18%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                      +17.49%    +0.21%     +2.50%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +17.37%    +0.18%     +2.30%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +21.35%    +1.11%     +3.01%
----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Income Builder Moderate Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Moderate Income Fund (the Fund) Class A shares gained 25.95% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, increased 8.51% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, rose
  31.84% for the 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% during the annual period.

> The Fund outperformed its Blended Index composed of 70% Barclays Capital U.S.
  Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 14.07% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    2/16/06
----------------------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund
  Class A (excluding sales charge)                               +25.95%    +0.80%     +3.27%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.51%    +6.60%     +6.12%
----------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                          +31.84%   -10.16%     -3.87%
----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)            +0.15%    +2.07%     +2.79%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        +14.07%    +2.41%     +3.76%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Moderate Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2010
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                      +25.95%    +0.80%     +3.27%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +25.00%    +0.02%     +2.49%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +24.94%    +0.02%     +2.52%
----------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                     +25.94%    +1.01%     +3.47%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                      +19.97%    -0.83%     +2.00%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +20.00%    -0.88%     +1.82%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +23.94%    +0.02%     +2.52%
----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Income Builder Enhanced Income Fund (the Fund) Class A shares gained 30.07% (excluding sales charge) for the 12 months ended Jan. 31, 2010.

> The Fund's bond benchmark, the Barclays Capital U.S. Aggregate Bond Index, increased 8.51% during the same time frame.

> The Fund's domestic equity benchmark, the Russell 3000(R) Value Index, rose
  31.84% for the 12-month period.

> The Citigroup 3-Month U.S. Treasury Bill Index advanced 0.15% during the annual period.

> The Fund outperformed its Blended Index composed of 72.5% Barclays Capital
  U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, which increased 14.30% for the period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2010)
--------------------------------------------------------------------------------


                                                                                       SINCE
                                                                                     INCEPTION
                                                                  1 YEAR   3 YEARS    2/16/06
----------------------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund
  Class A (excluding sales charge)                               +30.07%    +1.07%     +3.64%
----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index (unmanaged)            +8.51%    +6.60%     +6.12%
----------------------------------------------------------------------------------------------
Russell 3000(R) Value Index (unmanaged)                          +31.84%   -10.16%     -3.87%
----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index (unmanaged)            +0.15%    +2.07%     +2.79%
----------------------------------------------------------------------------------------------
Blended Index (unmanaged)                                        +14.30%    +2.52%     +3.84%
----------------------------------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 4.75% sales charge applicable to Class A shares of each Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. Each Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource Income Builder Enhanced Income Fund


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------


AT JAN. 31, 2010
                                                                                       SINCE
Without sales charge                                              1 YEAR   3 YEARS   INCEPTION
Class A (inception 2/16/06)                                      +30.07%    +1.07%     +3.64%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +29.21%    +0.32%     +2.88%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +29.16%    +0.32%     +2.88%
----------------------------------------------------------------------------------------------
Class R4 (inception 2/16/06)                                     +30.07%    +1.29%     +3.84%
----------------------------------------------------------------------------------------------

With sales charge
Class A (inception 2/16/06)                                      +23.89%    -0.55%     +2.37%
----------------------------------------------------------------------------------------------
Class B (inception 2/16/06)                                      +24.21%    -0.56%     +2.21%
----------------------------------------------------------------------------------------------
Class C (inception 2/16/06)                                      +28.16%    +0.32%     +2.88%
----------------------------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class R4 shares. Class R4 is available to qualifying institutional investors only.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

The RiverSource Income Builder Series funds are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international, bond, and/or sector funds. Each of the underlying funds in which the Fund invests has its own investment risks, and those risks can affect the value of the portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and potential volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC (RiverSource), the investment manager to RiverSource Income Builder Series Funds (the Funds), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the Closing).

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the portfolio manager primarily responsible for overseeing the Funds' investments, effective upon and subject to the Closing, will be Colin J. Lundgren, CFA. Please see the Funds' current prospectus, as supplemented, for additional biographical information about the portfolio manager. The Funds' current prospectus may be obtained by contacting your financial advisor or RiverSource Service Corporation at 1(800) 221-2450.

Dear Shareholder,

RiverSource Income Builder Series funds (the Funds) outperformed their respective Blended Index benchmarks during the reporting period. All fund returns listed below are for Class A shares (excluding sales charge) for the 12-month period ended Jan. 31, 2010.

- RiverSource Income Builder Basic Income Fund rose 23.35%. The Fund's Blended Index, composed of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index, gained 13.62% for the period.

- RiverSource Income Builder Moderate Income Fund increased 25.95%. The Fund's Blended Index, composed of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, rose 14.07% for the period.

- RiverSource Income Builder Enhanced Income Fund gained 30.07%. The Fund's Blended Index, composed of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000(R) Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index, increased 14.30% for the period.

The Funds' bond benchmark, the Barclays Capital U.S. Aggregate Bond Index gained 8.51%. The Funds' domestic equity benchmark, the Russell 3000(R) Value Index, rose 31.84%, while the Citigroup 3-Month U.S. Treasury Bill Index, advanced 0.15%. Index returns are for the 12-month period ended Jan. 31, 2010.

SIGNIFICANT PERFORMANCE FACTORS
Financial markets generated mostly strong positive returns during the 12 months ended Jan. 31, 2010, especially equities and lower quality sectors of the fixed income market. High yield corporate bonds and high yield bank loans generated the highest returns in the Funds' investable universe, outpacing even the notably strong returns of real estate investment trusts (REITs) and virtually all segments of the equity market. Cash and higher quality bonds produced the lowest returns in the Funds' investable universe, but still gained ground.

Against this backdrop, the performance of the Funds was aided by three primary factors. First, the Funds benefited from its design to have a long-term strategic allocation to equities and to the lower quality sectors of the fixed income market, including high yield corporate bonds and high yield bank loans. As indicated, these sectors generated the strongest returns during the fiscal year. Second, our tactical decision to maintain and subsequently increase the overweighting to lower quality bonds above that of the long-term strategic target

--------------------------------------------------------------------------------
                      RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



weightings established for each fund of the RiverSource Income Builder Series further enhanced returns. Third, value was added by the fact that most of the underlying funds in which the Funds invest outperformed their respective benchmark indices during the annual period.

On the equity side, in addition to the long-term strategic allocation to this asset class, the outperformance of RiverSource Dividend Opportunities Fund and RiverSource Real Estate Fund, two underlying funds, versus their respective benchmark indices notably boosted performance for the annual period. Conversely, the underperformance of RiverSource Disciplined Small Cap Fund, another underlying fund, detracted from performance, though only modestly. Further, an emphasis on large-cap equities detracted somewhat, as small-cap equities outperformed large-cap equities during the 12 months ended Jan. 31, 2010. During the annual period, the performance of U.S. equities versus international equities was not a significant factor impacting the Funds returns.

On the fixed income side, an overweighted exposure to lower quality fixed income sectors helped both absolute and relative performance most significantly, as these segments delivered the strongest gains during the annual period. More specifically, the Funds had significant exposure to high yield corporate bonds and high yield bank loans. Further, results were boosted by the outperformance of the underlying RiverSource Emerging Market Bond Fund versus its benchmark index during the fiscal year. On the other hand, the Funds' exposure to cash detracted, as this sector lagged due to low short-term interest rates. Further, the underperformance of the underlying RiverSource Floating Rate Fund and RiverSource High Yield Bond Fund versus their respective benchmark indices negatively impacted relative performance during the annual period.

CHANGES TO THE FUNDS' PORTFOLIOS
Sector allocation decisions made during the annual period followed a disciplined quantitative approach that balances momentum, value and yield. The quantitative models we use prompted incremental adjustments to decrease the funds' exposure to higher quality bonds, primarily mortgage-backed securities, and increase exposure to lower quality bonds, primarily high yield corporate bonds and emerging market bonds. To a lesser extent, the quantitative models also prompted an increase in exposure to equities.

At the end of the annual period, each fund in the RiverSource Income Builder Series maintained a modest overweighting to equities, relative to its respective Blended Index, and strongly favored lower quality bonds over higher quality bonds, consistent with the model recommendations. At the same time, each fund of the RiverSource Income Builder Series remained well diversified across and within asset classes.

OUR FUTURE STRATEGY
The Funds will continue to follow a quantitative discipline that seeks to generate a high level of income and capital growth while managing downside risk. Sector allocation changes may be implemented monthly and may be due to changes in yields, valuations, price momentum and correlations to other asset classes.



(PHOTO - DIMITRIS BERTSIMAS)                                          (PHOTO - COLIN LUNDGREN)

Dimitris Bertsimas, Ph. D.                                            Colin Lundgren, CFA(R)
Portfolio Manager                                                     Portfolio Manager


Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the RiverSource Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the RiverSource Family of Funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

                        THIS PAGE LEFT BLANK INTENTIONALLY

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Basic Income Fund Class A shares (from 2/16/06 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index, and the Russell 3000 Value Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                            SINCE
                                                          INCEPTION
                                       1 YEAR   3 YEARS    2/16/06
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000   $11,749   $10,063    $11,025
-------------------------------------------------------------------
     Average annual total return      +17.49%    +0.21%     +2.50%
-------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000      $10,851   $12,112    $12,526
-------------------------------------------------------------------
     Average annual total return       +8.51%    +6.60%     +6.12%
-------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
     Cumulative value of $10,000      $13,184    $7,250     $8,554
-------------------------------------------------------------------
     Average annual total return      +31.84%   -10.16%     -3.87%
-------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
     Cumulative value of $10,000      $10,015   $10,635    $11,150
-------------------------------------------------------------------
     Average annual total return       +0.15%    +2.07%     +2.79%
-------------------------------------------------------------------
BLENDED INDEX(4)
     Cumulative value of $10,000      $11,362   $10,674    $11,499
-------------------------------------------------------------------
     Average annual total return      +13.62%    +2.20%     +3.60%
-------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER BASIC INCOME FUND LINE GRAPH)

                      RIVERSOURCE INCOME
                         BUILDER BASIC
                          INCOME FUND
                            CLASS A         BARCLAYS CAPITAL                      CITIGROUP 3-MONTH
                        (INCLUDES SALES      U.S. AGGREGATE      RUSSELL 3000       U.S. TREASURY
                            CHARGE)           BOND INDEX(1)     VALUE INDEX(2)      BILL INDEX(3)      BLENDED INDEX(4)
                      ------------------    ----------------    --------------    -----------------    ----------------
2/16/06                    $ 9,525              $10,000             $10,000           $10,000               $10,000
4/30/06                      9,652                9,933              10,384            10,106                10,061
7/31/06                      9,728               10,078              10,387            10,227                10,170
10/31/06                    10,118               10,390              11,145            10,355                10,571
1/31/07                     10,437               10,446              11,798            10,485                10,774
4/30/07                     10,698               10,664              12,201            10,614                11,028
7/31/07                     10,558               10,640              11,735            10,744                10,924
10/31/07                    11,006               10,950              12,266            10,867                11,267
1/31/08                     10,696               11,366              11,067            10,967                11,281
4/30/08                     10,681               11,396              11,043            11,028                11,306
7/31/08                     10,392               11,294              10,005            11,072                10,981
10/31/08                     9,322               10,983               7,811            11,118                10,172
1/31/09                      8,938               11,660               6,488            11,134                10,121
4/30/09                      9,408               11,834               6,779            11,139                10,366
7/31/09                     10,189               12,180               7,727            11,144                10,922
10/31/09                    10,693               12,497               8,167            11,148                11,271
1/31/10                     11,025               12,526               8,554            11,150                11,499




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4) The Income Builder Basic Income Fund Blended Index consists of 65% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  13

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Moderate Income Fund Class A shares (from 2/16/06 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                            SINCE
                                                          INCEPTION
                                       1 YEAR   3 YEARS    2/16/06
RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000   $11,997    $9,754    $10,815
-------------------------------------------------------------------
     Average annual total return      +19.97%    -0.83%     +2.00%
-------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000      $10,851   $12,112    $12,526
-------------------------------------------------------------------
     Average annual total return       +8.51%    +6.60%     +6.12%
-------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
     Cumulative value of $10,000      $13,184    $7,250     $8,554
-------------------------------------------------------------------
     Average annual total return      +31.84%   -10.16%     -3.87%
-------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
     Cumulative value of $10,000      $10,015   $10,635    $11,150
-------------------------------------------------------------------
     Average annual total return       +0.15%    +2.07%     +2.79%
-------------------------------------------------------------------
BLENDED INDEX(4)
     Cumulative value of $10,000      $11,407   $10,742    $11,573
-------------------------------------------------------------------
     Average annual total return      +14.07%    +2.41%     +3.76%
-------------------------------------------------------------------



Results for other share classes can be found on page 6.


--------------------------------------------------------------------------------
14  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND LINE GRAPH)

                      RIVERSOURCE INCOME
                       BUILDER MODERATE
                          INCOME FUND
                            CLASS A         BARCLAYS CAPITAL                      CITIGROUP 3-MONTH
                        (INCLUDES SALES      U.S. AGGREGATE      RUSSELL 3000       U.S. TREASURY
                            CHARGE)           BOND INDEX(1)     VALUE INDEX(2)      BILL INDEX(3)      BLENDED INDEX(4)
                      ------------------    ----------------    --------------    -----------------    ----------------
2/16/06                   $ 9,525               $10,000            $10,000             $10,000             $10,000
4/30/06                     9,647                 9,933             10,384              10,106              10,053
7/31/06                     9,755                10,078             10,387              10,227              10,163
10/31/06                   10,197                10,390             11,145              10,355              10,574
1/31/07                    10,562                10,446             11,798              10,485              10,773
4/30/07                    10,862                10,664             12,201              10,614              11,032
7/31/07                    10,659                10,640             11,735              10,744              10,920
10/31/07                   11,166                10,950             12,266              10,867              11,272
1/31/08                    10,668                11,366             11,067              10,967              11,303
4/30/08                    10,670                11,396             11,043              11,028              11,326
7/31/08                    10,345                11,294             10,005              11,072              10,993
10/31/08                    8,990                10,983              7,811              11,118              10,166
1/31/09                     8,587                11,660              6,488              11,134              10,145
4/30/09                     9,082                11,834              6,779              11,139              10,398
7/31/09                     9,932                12,180              7,727              11,144              10,971
10/31/09                   10,482                12,497              8,167              11,148              11,336
1/31/10                    10,815                12,526              8,554              11,150              11,573




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4) The Income Builder Moderate Income Fund Blended Index consists of 70% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  15

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Income Builder Enhanced Income Fund Class A shares (from 2/16/06 to 1/31/10) as compared to the performance of the Barclays Capital U.S. Aggregate Bond Index and the Russell 3000 Value Index, as well as a Blended Index, consisting of the Barclays Capital U.S. Aggregate Bond Index, the Russell 3000 Value Index and the Citigroup 3-Month U.S. Treasury Bill Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Jan. 31, 2010
                                                            SINCE
                                                          INCEPTION
                                       1 YEAR   3 YEARS    2/16/06
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000   $12,389    $9,835    $10,972
-------------------------------------------------------------------
     Average annual total return      +23.89%    -0.55%     +2.37%
-------------------------------------------------------------------
BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX(1)
     Cumulative value of $10,000      $10,851   $12,112    $12,526
-------------------------------------------------------------------
     Average annual total return       +8.51%    +6.60%     +6.12%
-------------------------------------------------------------------
RUSSELL 3000 VALUE INDEX(2)
     Cumulative value of $10,000      $13,184    $7,250     $8,554
-------------------------------------------------------------------
     Average annual total return      +31.84%   -10.16%     -3.87%
-------------------------------------------------------------------
CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX(3)
     Cumulative value of $10,000      $10,015   $10,635    $11,150
-------------------------------------------------------------------
     Average annual total return       +0.15%    +2.07%     +2.79%
-------------------------------------------------------------------
BLENDED INDEX(4)
     Cumulative value of $10,000      $11,430   $10,776    $11,609
-------------------------------------------------------------------
     Average annual total return      +14.30%    +2.52%     +3.84%
-------------------------------------------------------------------



Results for other share classes can be found on page 8.


--------------------------------------------------------------------------------
16  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND LINE GRAPH)

                      RIVERSOURCE INCOME
                       BUILDER ENHANCED
                          INCOME FUND
                            CLASS A         BARCLAYS CAPITAL                      CITIGROUP 3-MONTH
                        (INCLUDES SALES      U.S. AGGREGATE      RUSSELL 3000       U.S. TREASURY
                            CHARGE)           BOND INDEX(1)     VALUE INDEX(2)      BILL INDEX(3)      BLENDED INDEX(4)
                      ------------------    ----------------    --------------    -----------------    ----------------
2/16/06                   $ 9,525               $10,000             $10,000            $10,000              $10,000
4/30/06                     9,652                 9,933              10,384             10,106               10,049
7/31/06                     9,718                10,078              10,387             10,227               10,160
10/31/06                   10,193                10,390              11,145             10,355               10,575
1/31/07                    10,627                10,446              11,798             10,485               10,773
4/30/07                    10,984                10,664              12,201             10,614               11,034
7/31/07                    10,680                10,640              11,735             10,744               10,918
10/31/07                   11,240                10,950              12,266             10,867               11,275
1/31/08                    10,620                11,366              11,067             10,967               11,314
4/30/08                    10,653                11,396              11,043             11,028               11,336
7/31/08                    10,341                11,294              10,005             11,072               10,999
10/31/08                    8,707                10,983               7,811             11,118               10,163
1/31/09                     8,435                11,660               6,488             11,134               10,157
4/30/09                     9,081                11,834               6,779             11,139               10,414
7/31/09                    10,008                12,180               7,727             11,144               10,995
10/31/09                   10,632                12,497               8,167             11,148               11,368
1/31/10                    10,972                12,526               8,554             11,150               11,609




(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

(3) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

(4) The Income Builder Enhanced Income Fund Blended Index consists of 72.5% Barclays Capital U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 2.5% Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index is shown in the table because it is a separate component of the Blended Index.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  17

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER BASIC INCOME FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    8.0%                  8.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 1.3%                  0.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           4.5%                  4.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           4.2%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  8.0%                  8.1%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           2.8%                  2.4%
======================================================================================
                                                      28.8%                 29.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.9%                  8.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.5%                  2.8%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                         5.9%                  5.7%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.6%                  1.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      13.5%                 10.9%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  1.3%                  1.2%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.0%                   --%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             18.1%                 28.5%
======================================================================================
                                                      63.8%                 58.2%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          2.3%                  3.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       5.1%                  9.0%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       28.8%
----------------------------------------------------------------

Fixed Income Funds(2)                                 63.8%
----------------------------------------------------------------

Alternative Investments(3)                             2.3%
----------------------------------------------------------------

Cash Equivalents(4)                                    5.1%
----------------------------------------------------------------


(1) Includes U.S. Large Cap 12.5%, Dividend Income 8.0%, U.S. Small Cap 4.2%, Real Estate 2.8% and International 1.3%.
(2) Includes Investment Grade 29.0%, High Yield 14.8%, Inflation Protected Securities 7.0%, Floating Rate 5.9%, International 5.5% and Global Bond 1.6%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
18  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource U.S. Government Mortgage Fund              18.1%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                       13.5%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      10.9%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                     8.0%
-----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                   8.0%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  19

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    6.3%                  6.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 3.6%                  0.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           2.9%                  1.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           4.2%                  5.5%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  9.5%                  9.8%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           4.7%                  5.4%
======================================================================================
                                                      31.2%                 29.1%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      9.4%                  9.3%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                11.6%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        11.3%                 10.8%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.8%                  1.6%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      14.5%                  8.2%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  3.2%                  3.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.2%                   --%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund             13.4%                 24.7%
======================================================================================
                                                      65.4%                 62.7%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.4%                  3.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                        --%                  4.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       31.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 65.4%
----------------------------------------------------------------

Alternative Investments(3)                             3.4%
----------------------------------------------------------------

Cash Equivalents(4)                                     --%
----------------------------------------------------------------


(1) Includes Dividend Income 9.5%, U.S. Large Cap 9.2%, Real Estate 4.7%, U.S. Small Cap 4.2% and International 3.6%.
(2) Includes Investment Grade 22.8%, High Yield 17.7%, International 11.6%, Floating Rate 11.3%, Global Bond 1.8% and Inflation Protected Securities 0.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
20  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource High Yield Bond Fund                       14.5%
-----------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund              13.4%
-----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 11.6%
-----------------------------------------------------------------
RiverSource Floating Rate Fund                         11.3%
-----------------------------------------------------------------
RiverSource Dividend Opportunity Fund                   9.5%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  21

INVESTMENT CHANGES -------------------------------------------------------------

RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND

Fund holdings at Jan. 31, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    3.3%                  3.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 6.4%                  0.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           0.6%                  0.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund           3.5%                  3.6%
--------------------------------------------------------------------------------------
RiverSource Dividend Opportunity Fund                  7.8%                  7.9%
--------------------------------------------------------------------------------------
RiverSource Real Estate Fund                           7.5%                  8.9%
======================================================================================
                                                      29.1%                 25.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rate, global,
     high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     10.0%                  9.6%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                11.2%                 10.0%
--------------------------------------------------------------------------------------
RiverSource Floating Rate Fund                        12.2%                 14.0%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.3%                  2.2%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      17.6%                 10.1%
--------------------------------------------------------------------------------------
RiverSource Income Opportunities Fund                  5.2%                  5.1%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 0.8%                   --%
--------------------------------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund              9.8%                 18.7%
======================================================================================
                                                      69.1%                 69.7%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.7%                  3.8%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.1%                  1.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)



Equity Funds(1)                                       29.1%
----------------------------------------------------------------

Fixed Income Funds(2)                                 69.1%
----------------------------------------------------------------

Alternative Investments(3)                             1.7%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.1%
----------------------------------------------------------------


(1) Includes Dividend Income 7.8%, Real Estate 7.5%, International 6.4%, U.S. Large Cap 3.9% and U.S. Small Cap 3.5%.
(2) Includes High Yield 22.8%, Investment Grade 19.8%, Floating Rate 12.2%, International 11.2%, Global Bond 2.3%, and Inflation Protected Securities 0.8%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.


--------------------------------------------------------------------------------
22  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


TOP FIVE HOLDINGS --------------------------------------------------------------
(at Jan. 31, 2010; % of portfolio assets)


RiverSource High Yield Bond Fund                       17.6%
-----------------------------------------------------------------
RiverSource Floating Rate Fund                         12.2%
-----------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 11.2%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      10.0%
-----------------------------------------------------------------
RiverSource U.S. Government Mortgage Fund               9.8%
-----------------------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  23

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which each Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any underlying funds (also referred to as "acquired funds") in which each Fund invests. The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
24  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Basic Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,082.00         $2.23             $5.50
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.79         $2.17             $5.35
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,078.00         $6.11             $9.38
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.05         $5.94             $9.11
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,077.90         $6.11             $9.38
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.05         $5.94             $9.11
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,081.40         $2.02             $5.29
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.99         $1.97             $5.14
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .43%               .63%             1.06%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.18%               .63%             1.81%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.18%               .63%             1.81%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .39%               .63%             1.02%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.69% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $5.81 for Class A, $9.69 for Class B, $9.69 for Class C and $5.60 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.65 for Class A, $9.41 for Class B, $9.41 for Class C and $5.45 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +8.20% for Class A, +7.80% for Class B, +7.79% for Class C and +8.14% for Class R4.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Income Builder Moderate Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,088.90         $2.14             $5.62
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.89         $2.07             $5.45
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,085.10         $6.08             $9.57
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.10         $5.89             $9.26
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,084.70         $6.03             $9.51
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.15         $5.84             $9.21
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,089.50         $1.88             $5.37
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.14         $1.82             $5.20
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .41%               .67%             1.08%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.17%               .67%             1.84%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.16%               .67%             1.83%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .36%               .67%             1.03%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.73% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $5.94 for Class A, $9.88 for Class B, $9.82 for Class C and $5.68 for Class R4; the hypothetical direct and indirect expenses paid would have been $5.75 for Class A, $9.56 for Class B, $9.51 for Class C and $5.50 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +8.89% for Class A, +8.51% for Class B, +8.47% for Class C and +8.95% for Class R4.


--------------------------------------------------------------------------------
26  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Enhanced Income Fund

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  AUG. 1, 2009   JAN. 31, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,096.30         $2.30             $5.91
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.74         $2.22             $5.70
--------------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,092.40         $6.21             $9.81
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.46
--------------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,091.90         $6.21             $9.80
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.00         $5.99             $9.46
--------------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $1,096.10         $1.99             $5.59
--------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,023.04         $1.92             $5.40
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class A                                                        .44%               .69%             1.13%
---------------------------------------------------------------------------------------------------------
Class B                                                       1.19%               .69%             1.88%
---------------------------------------------------------------------------------------------------------
Class C                                                       1.19%               .69%             1.88%
---------------------------------------------------------------------------------------------------------
Class R4                                                       .38%               .69%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(c) RiverSource Investments, LLC (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Board. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire six month period ended Jan. 31, 2010, the actual direct and indirect expenses paid would have been $6.22 for Class A, $10.12 for Class B, $10.12 for Class C and $5.91 for Class R4; the hypothetical direct and indirect expenses paid would have been $6.00 for Class A, $9.77 for Class B, $9.77 for Class C and $5.70 for Class R4.
(d) Based on the actual return for the six months ended Jan. 31, 2010: +9.63% for Class A, +9.24% for Class B, +9.19% for Class C and +9.61% for Class R4.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  27

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Basic Income Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (28.8%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (8.0%)
RiverSource Dividend Opportunity Fund                 2,744,970           $18,281,498
-------------------------------------------------------------------------------------

INTERNATIONAL (1.3%)
RiverSource Disciplined International Equity
 Fund                                                   446,535             2,964,993
-------------------------------------------------------------------------------------

REAL ESTATE (2.8%)
RiverSource Real Estate Fund                            765,685             6,378,157
-------------------------------------------------------------------------------------

U.S. LARGE CAP (12.5%)
RiverSource Disciplined Equity Fund                   3,992,964            18,247,845
RiverSource Disciplined Large Cap Value Fund          1,384,646            10,287,918
                                                                      ---------------
Total                                                                      28,535,763
-------------------------------------------------------------------------------------

U.S. SMALL CAP (4.2%)
RiverSource Disciplined Small Cap Value Fund          1,339,537(c)          9,684,850
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $74,828,943)                                                       $65,845,261
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (63.8%)
                                                       SHARES                VALUE(a)
FLOATING RATE (5.9%)
RiverSource Floating Rate Fund                        1,583,608           $13,524,009
-------------------------------------------------------------------------------------

GLOBAL BOND (1.6%)
RiverSource Global Bond Fund                            535,329             3,720,540
-------------------------------------------------------------------------------------

HIGH YIELD (14.9%)
RiverSource High Yield Bond Fund                     11,699,998            31,004,996
RiverSource Income Opportunities Fund                   315,261             3,001,285
                                                                      ---------------
Total                                                                      34,006,281
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.0%)
RiverSource Inflation Protected Securities
 Fund                                                 1,569,031            15,941,356
-------------------------------------------------------------------------------------

INTERNATIONAL (5.5%)
RiverSource Emerging Markets Bond Fund                1,210,476            12,673,680
-------------------------------------------------------------------------------------

INVESTMENT GRADE (28.9%)
RiverSource Diversified Bond Fund                     5,101,301            24,843,335
RiverSource U.S. Government Mortgage Fund             8,203,096(c)         41,425,635
                                                                      ---------------
Total                                                                      66,268,970
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $137,749,446)                                                     $146,134,836
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.3%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            518,893(b)         $5,235,634
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $5,148,835)                                                         $5,235,634
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.1%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     11,605,843           $11,605,843
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $11,605,843)                                                       $11,605,843
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $229,333,067)(d)                                                  $228,821,574
=====================================================================================





NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $235,956,638 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $7,006,329
     Unrealized depreciation                                                    (14,141,393)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(7,135,064)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
28  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Basic Income Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $228,821,574          $--             $--        $228,821,574





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  29

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Moderate Income Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (31.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (9.5%)
RiverSource Dividend Opportunity Fund                 5,538,764           $36,888,167
-------------------------------------------------------------------------------------

INTERNATIONAL (3.6%)
RiverSource Disciplined International Equity
 Fund                                                 2,093,810            13,902,899
-------------------------------------------------------------------------------------

REAL ESTATE (4.7%)
RiverSource Real Estate Fund                          2,197,115(c)         18,301,964
-------------------------------------------------------------------------------------

U.S. LARGE CAP (9.2%)
RiverSource Disciplined Equity Fund                   5,356,339            24,478,467
RiverSource Disciplined Large Cap Value Fund          1,479,315            10,991,313
                                                                      ---------------
Total                                                                      35,469,780
-------------------------------------------------------------------------------------

U.S. SMALL CAP (4.2%)
RiverSource Disciplined Small Cap Value Fund          2,255,566(c)         16,307,743
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $140,888,145)                                                     $120,870,553
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (65.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (11.3%)
RiverSource Floating Rate Fund                        5,122,395(c)        $43,745,250
-------------------------------------------------------------------------------------

GLOBAL BOND (1.8%)
RiverSource Global Bond Fund                          1,006,585             6,995,769
-------------------------------------------------------------------------------------

HIGH YIELD (17.6%)
RiverSource High Yield Bond Fund                     21,178,696            56,123,545
RiverSource Income Opportunities Fund                 1,282,335            12,207,827
                                                                      ---------------
Total                                                                      68,331,372
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.2%)
RiverSource Inflation Protected Securities
 Fund                                                    79,940               812,185
-------------------------------------------------------------------------------------

INTERNATIONAL (11.6%)
RiverSource Emerging Markets Bond Fund                4,283,842(c)         44,851,826
-------------------------------------------------------------------------------------

INVESTMENT GRADE (22.9%)
RiverSource Diversified Bond Fund                     7,494,918            36,500,252
RiverSource U.S. Government Mortgage Fund            10,293,307(c)         51,981,201
                                                                      ---------------
Total                                                                      88,481,453
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $240,776,306)                                                     $253,217,855
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                          1,294,465(b,c)      $13,061,152
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $13,393,157)                                                       $13,061,152
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         31,933               $31,933
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $31,933)                                                               $31,933
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $395,089,541)(d)                                                  $387,181,493
=====================================================================================





NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $405,425,096 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $21,762,503
     Unrealized depreciation                                                     (40,006,106)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(18,243,603)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
30  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Moderate Income Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $387,181,493          $--             $--        $387,181,493





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  31

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
RiverSource Income Builder Enhanced Income Fund
JAN. 31, 2010
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (29.2%)
                                                       SHARES                VALUE(a)
DIVIDEND INCOME (7.8%)
RiverSource Dividend Opportunity Fund                 2,294,079           $15,278,567
-------------------------------------------------------------------------------------

INTERNATIONAL (6.4%)
RiverSource Disciplined International Equity
 Fund                                                 1,881,770            12,494,952
-------------------------------------------------------------------------------------

REAL ESTATE (7.6%)
RiverSource Real Estate Fund                          1,772,578(c)         14,765,576
-------------------------------------------------------------------------------------

U.S. LARGE CAP (3.9%)
RiverSource Disciplined Equity Fund                   1,435,032             6,558,098
RiverSource Disciplined Large Cap Value Fund            147,170             1,093,472
                                                                      ---------------
Total                                                                       7,651,570
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.5%)
RiverSource Disciplined Small Cap Value Fund            935,563(c)          6,764,120
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $60,125,876)                                                       $56,954,785
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (69.2%)
                                                       SHARES                VALUE(a)
FLOATING RATE (12.2%)
RiverSource Floating Rate Fund                        2,793,661(c)        $23,857,865
-------------------------------------------------------------------------------------

GLOBAL BOND (2.3%)
RiverSource Global Bond Fund                            653,789             4,543,831
-------------------------------------------------------------------------------------

HIGH YIELD (22.9%)
RiverSource High Yield Bond Fund                     13,010,910            34,478,913
RiverSource Income Opportunities Fund                 1,066,133            10,149,583
                                                                      ---------------
Total                                                                      44,628,496
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (0.8%)
RiverSource Inflation Protected Securities
 Fund                                                   156,871             1,593,809
-------------------------------------------------------------------------------------

INTERNATIONAL (11.2%)
RiverSource Emerging Markets Bond Fund                2,080,042(c)         21,778,036
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.8%)
RiverSource Diversified Bond Fund                     4,021,146            19,582,979
RiverSource U.S. Government Mortgage Fund             3,782,791(c)         19,103,095
                                                                      ---------------
Total                                                                      38,686,074
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $129,153,542)                                                     $135,088,111
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            335,789(b)         $3,388,112
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,413,578)                                                         $3,388,112
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                         71,207               $71,207
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $71,207)                                                               $71,207
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $192,764,203)(d)                                                  $195,502,215
=====================================================================================





NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 6 to the financial statements.

(d) At Jan. 31, 2010, the cost of securities for federal income tax purposes was $199,180,648 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $6,337,620
     Unrealized depreciation                                                    (10,016,053)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(3,678,433)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
32  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource Income Builder Enhanced Income Fund


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2010:

                                                                  FAIR VALUE AT JAN. 31, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                     IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $195,502,215          $--             $--        $195,502,215





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  33

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------

                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
JAN. 31, 2010                                            FUND                 FUND                 FUND
ASSETS
Investments in affiliated funds, at value
  (identified cost $229,333,067, $395,089,541, and
    $192,764,203, respectively)                      $228,821,574         $387,181,493         $195,502,215
Capital shares receivable                                 127,320              284,006              203,065
Dividends receivable                                      161,521              287,075              159,863
Receivable for affiliated investments sold                279,728              167,700              303,553
------------------------------------------------------------------------------------------------------------
Total assets                                          229,390,143          387,920,274          196,168,696
------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    376,179              514,199              891,491
Accrued distribution fees                                   2,343                3,704                1,877
Accrued transfer agency fees                                  630                1,084                  573
Accrued administration services fees                          126                  213                  108
Other accrued expenses                                     44,162               58,383               42,065
------------------------------------------------------------------------------------------------------------
Total liabilities                                         423,440              577,583              936,114
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock   $228,966,703         $387,342,691         $195,232,582
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                      $    234,473         $    409,079         $    206,669
Additional paid-in capital                            255,177,643          464,858,398          236,012,885
Undistributed net investment income                       136,949              247,531              130,491
Accumulated net realized gain (loss)                  (26,070,869)         (70,264,269)         (43,855,475)
Unrealized appreciation (depreciation) on
  affiliated investments                                 (511,493)          (7,908,048)           2,738,012
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding capital stock                          $228,966,703         $387,342,691         $195,232,582
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class A               $191,609,144         $336,673,414         $169,340,312
                                       Class B               $ 24,940,436         $ 35,116,660         $ 17,093,815
                                       Class C               $ 12,407,352         $ 15,534,369         $  8,762,187
                                       Class R4              $      9,771         $     18,248         $     36,268
Outstanding shares of capital stock:   Class A shares          19,630,870           35,567,971           17,933,995
                                       Class B shares           2,547,850            3,701,134            1,803,903
                                       Class C shares           1,267,551            1,636,863              925,152
                                       Class R4 shares              1,000                1,926                3,844
Net asset value per share:             Class A(1)            $       9.76         $       9.47         $       9.44
                                       Class B               $       9.79         $       9.49         $       9.48
                                       Class C               $       9.79         $       9.49         $       9.47
                                       Class R4              $       9.77         $       9.47         $       9.43
--------------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund is $10.25, $9.94 and $9.91, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
34  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                      RIVERSOURCE         RIVERSOURCE          RIVERSOURCE
                                                    INCOME BUILDER       INCOME BUILDER       INCOME BUILDER
                                                     BASIC INCOME       MODERATE INCOME      ENHANCED INCOME
YEAR ENDED JAN. 31, 2010                                 FUND                 FUND                 FUND
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated
  funds                                              $  9,699,800         $ 18,426,925         $  9,723,788
------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class A                                                 471,671              843,392              420,462
  Class B                                                 273,352              386,458              181,976
  Class C                                                 105,503              146,186               83,149
Transfer agency fees
  Class A                                                 196,556              367,540              192,077
  Class B                                                  30,488               45,259               22,284
  Class C                                                  11,269               16,393                9,790
  Class R4                                                      4                    8                   27
Administrative services fees                               45,313               78,128               38,950
Plan administration services fees -- Class R4                  23                   42                  135
Custodian fees                                              9,911                9,817                9,953
Printing and postage                                       23,870               49,688               31,737
Registration fees                                          43,676               28,170               47,785
Professional fees                                          21,210               20,710               20,700
Other                                                       2,388                1,489                2,292
------------------------------------------------------------------------------------------------------------
Total expenses                                          1,235,234            1,993,280            1,061,317
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         8,464,566           16,433,645            8,662,471
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain(loss) on:
  Sale of underlying affiliated funds                 (13,821,318)         (43,447,636)         (26,418,336)
  Capital gain distributions from underlying
    affiliated funds                                      403,951              431,861               44,168
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments    (13,417,367)         (43,015,775)         (26,374,168)
Net change in unrealized appreciation
  (depreciation) on affiliated investments             51,922,788          116,033,159           68,509,429
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         38,505,421           73,017,384           42,135,261
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    $ 46,969,987         $ 89,451,029         $ 50,797,732
------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------

                                                     RIVERSOURCE                          RIVERSOURCE
                                             INCOME BUILDER BASIC INCOME        INCOME BUILDER MODERATE INCOME
                                                        FUND                                 FUND
YEAR ENDED JAN. 31,                            2010              2009               2010               2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net            $  8,464,566      $ 10,322,619      $  16,433,645      $  21,711,545
Net realized gain (loss) on affiliated
  investments                               (13,417,367)      (11,467,421)       (43,015,775)       (25,637,857)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                                51,922,788       (47,732,431)       116,033,159       (106,106,830)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  46,969,987       (48,877,233)        89,451,029       (110,033,142)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                  (7,713,954)       (9,456,788)       (15,063,360)       (19,873,829)
    Class B                                    (773,278)       (1,156,853)        (1,241,698)        (2,042,635)
    Class C                                    (317,777)         (364,273)          (486,863)          (661,524)
    Class R4                                       (385)             (662)              (771)              (907)
---------------------------------------------------------------------------------------------------------------
Total distributions                          (8,805,394)      (10,978,576)       (16,792,692)       (22,578,895)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                             24,900,934        64,209,056         32,886,470         78,285,815
  Class B shares                              6,030,159        12,993,382          5,839,955         10,761,116
  Class C shares                              3,423,381         4,062,063          2,912,506          4,055,507
Reinvestment of distributions at net
  asset value
  Class A shares                              6,825,618         8,575,448         13,255,837         17,777,933
  Class B shares                                682,683         1,059,525          1,109,679          1,850,744
  Class C shares                                239,155           293,963            364,249            515,460
  Class R4 shares                                    --               236                366                466
Conversions from Class B to Class A
  Class A shares                              2,765,708         3,504,174          4,946,814          6,542,006
  Class B shares                             (2,765,708)       (3,504,174)        (4,946,814)        (6,542,006)
Payments for redemptions
  Class A shares                            (61,399,560)      (99,777,123)      (115,680,570)      (194,903,429)
  Class B shares                            (11,823,067)      (17,219,623)       (15,418,072)       (24,486,444)
  Class C shares                             (2,277,424)       (4,382,955)        (4,473,158)        (7,167,813)
  Class R4 shares                                    --           (23,586)                --             (2,028)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  capital share transactions                (33,398,121)      (30,209,614)       (79,202,738)      (113,312,673)
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       4,766,472       (90,065,423)        (6,544,401)      (245,924,710)
Net assets at beginning of year             224,200,231       314,265,654        393,887,092        639,811,802
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                  $228,966,703      $224,200,231      $ 387,342,691      $ 393,887,092
---------------------------------------------------------------------------------------------------------------
Undistributed net investment income        $    136,949      $     99,431      $     247,531      $     202,092
---------------------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
36  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------





                                                                             RIVERSOURCE
                                                                    INCOME BUILDER ENHANCED INCOME
                                                                                 FUND
YEAR ENDED JAN. 31,                                                    2010               2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  8,662,471      $  12,298,349
Net realized gain (loss) on affiliated investments                  (26,374,168)       (15,854,477)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                             68,509,429        (53,995,107)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      50,797,732        (57,551,235)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                          (7,796,156)       (11,029,760)
    Class B                                                            (619,198)        (1,099,315)
    Class C                                                            (287,961)          (445,505)
    Class R4                                                             (2,523)            (6,527)
--------------------------------------------------------------------------------------------------
Total distributions                                                  (8,705,838)       (12,581,107)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     19,921,381         28,449,158
  Class B shares                                                      2,583,082          4,363,937
  Class C shares                                                      1,247,491          1,975,067
  Class R4 shares                                                        21,031            126,009
Reinvestment of distributions at net asset value
  Class A shares                                                      6,628,674          9,521,547
  Class B shares                                                        539,495            951,505
  Class C shares                                                        240,724            367,471
  Class R4 shares                                                         2,110              6,045
Conversions from Class B to Class A
  Class A shares                                                      2,375,846          1,975,503
  Class B shares                                                     (2,375,846)        (1,975,503)
Payments for redemptions
  Class A shares                                                    (59,858,797)      (104,778,466)
  Class B shares                                                     (6,750,775)       (14,019,997)
  Class C shares                                                     (2,506,227)        (4,485,255)
  Class R4 shares                                                      (100,587)           (43,540)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions   (38,032,398)       (77,566,519)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               4,059,496       (147,698,861)
Net assets at beginning of year                                     191,173,086        338,871,947
--------------------------------------------------------------------------------------------------
Net assets at end of year                                          $195,232,582      $ 191,173,086
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                $    130,491      $     132,490
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS -----------------------------------------------------------


The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year. RiverSource Income Builder Basic Income Fund


                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS A                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $8.24       $10.27       $10.79       $9.98       $10.05
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .35          .38          .30         .42          .10
Net gains (losses) (both realized and
 unrealized)                                         1.55        (2.03)        (.39)        .84         (.07)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (1.65)        (.09)       1.26          .03
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.38)        (.38)        (.36)       (.45)        (.10)
Distributions from realized gains                      --           --         (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.38)        (.38)        (.43)       (.45)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.76        $8.24       $10.27      $10.79        $9.98
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.35%      (16.43%)       (.84%)     12.89%         .31%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .42%         .41%         .40%(d)     .46%        3.62%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .42%         .41%         .40%(d)     .45%         .45%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.87%        3.75%        4.26%(d)    4.02%        3.44%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $192         $187         $260        $197          $19
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          39%          19%         27%           1%
------------------------------------------------------------------------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS B                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $8.23       $10.25       $10.77       $9.97       $10.05
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .28          .31          .25         .35          .08
Net gains (losses) (both realized and
 unrealized)                                         1.54        (2.02)        (.39)        .83         (.07)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.82        (1.71)        (.14)       1.18          .01
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.31)        (.31)       (.38)        (.09)
Distributions from realized gains                      --           --         (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.26)        (.31)        (.38)       (.38)        (.09)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.79        $8.23       $10.25      $10.77        $9.97
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.38%      (17.00%)      (1.34%)     12.01%         .07%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%        1.16%        1.15%(d)    1.22%        4.20%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.18%        1.16%        1.15%(d)    1.21%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.06%        2.96%        3.50%(d)    3.27%        2.70%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $25          $28          $42         $33           $5
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          39%          19%         27%           1%
------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
38  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS C                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $8.24       $10.26       $10.78       $9.99       $10.05
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .29          .31          .25         .35          .09
Net gains (losses) (both realized and
 unrealized)                                         1.53        (2.02)        (.39)        .82         (.07)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.82        (1.71)        (.14)       1.17          .02
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)        (.31)        (.31)       (.38)        (.08)
Distributions from realized gains                      --           --         (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.27)        (.31)        (.38)       (.38)        (.08)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.79        $8.24       $10.26      $10.78        $9.99
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       22.35%      (16.97%)      (1.33%)     11.91%         .23%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.16%        1.15%(d)    1.21%        4.30%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.16%        1.15%(d)    1.20%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.16%        3.00%        3.53%(d)    3.27%        2.74%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $12           $9          $12          $8           $1
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          39%          19%         27%           1%
------------------------------------------------------------------------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS R4                                           --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $8.26       $10.28       $10.80       $9.99       $10.05
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .36          .42          .33         .43          .11
Net gains (losses) (both realized and
 unrealized)                                         1.54        (2.01)        (.34)        .84         (.07)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.90        (1.59)        (.01)       1.27          .04
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.39)        (.43)        (.44)       (.46)        (.10)
Distributions from realized gains                      --           --         (.07)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.39)        (.43)        (.51)       (.46)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.77        $8.26       $10.28      $10.80        $9.99
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       23.31%      (15.93%)       (.08%)     13.02%         .43%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .36%         .37%         .37%(d)     .42%        6.84%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .36%         .08%         .08%(d)     .29%         .29%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.95%        3.90%        4.32%(d)    4.39%        3.25%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--         $--          $--
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               41%          39%          19%         27%           1%
------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource Income Builder Moderate Income Fund


                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS A                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.86       $10.21       $10.99       $9.98       $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .38          .39          .32         .45          .10
Net gains (losses) (both realized and
 unrealized)                                         1.62        (2.33)        (.64)       1.04         (.08)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (1.94)        (.32)       1.49          .02
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.39)        (.41)        (.38)       (.48)        (.11)
Distributions from realized gains                      --           --         (.06)         --           --
Tax return of capital                                  --           --         (.02)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.39)        (.41)        (.46)       (.48)        (.11)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.47        $7.86       $10.21      $10.99        $9.98
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       25.95%      (19.51%)      (2.95%)     15.22%         .17%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .41%         .40%         .38%(d)     .42%        1.77%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .41%         .40%         .38%(d)     .42%         .45%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.31%        4.12%        4.50%(d)    4.23%        3.59%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $337         $339         $545        $458          $57
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          40%          19%         29%          --%
------------------------------------------------------------------------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS B                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.84       $10.19       $10.97       $9.96       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .30          .31          .27         .37          .08
Net gains (losses) (both realized and
 unrealized)                                         1.63        (2.33)        (.64)       1.04         (.08)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.93        (2.02)        (.37)       1.41           --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.28)        (.33)        (.34)       (.40)        (.10)
Distributions from realized gains                      --           --         (.06)         --           --
Tax return of capital                                  --           --         (.01)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.28)        (.33)        (.41)       (.40)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.49        $7.84       $10.19      $10.97        $9.96
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       25.00%      (20.17%)      (3.45%)     14.45%        (.05%)
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.17%        1.15%        1.14%(d)    1.17%        2.41%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.17%        1.15%        1.14%(d)    1.17%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.51%        3.32%        3.74%(d)    3.48%        2.88%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $35          $41          $73         $69          $10
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          40%          19%         29%          --%
------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
40  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS C                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.85       $10.20       $10.98       $9.97       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .31          .32          .27         .37          .09
Net gains (losses) (both realized and
 unrealized)                                         1.62        (2.33)        (.64)       1.04         (.08)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     1.93        (2.01)        (.37)       1.41          .01
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.34)        (.34)       (.40)        (.10)
Distributions from realized gains                      --           --         (.06)         --           --
Tax return of capital                                  --           --         (.01)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.34)        (.41)       (.40)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.49        $7.85       $10.20      $10.98        $9.97
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       24.94%      (20.14%)      (3.43%)     14.45%         .05%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.16%        1.15%        1.13%(d)    1.17%        2.35%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.16%        1.15%        1.13%(d)    1.17%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.58%        3.38%        3.76%(d)    3.44%        2.83%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $16          $14          $21         $15           $2
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          40%          19%         29%          --%
------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                          YEAR ENDED JAN. 31,             YEAR ENDED MAY 31,
CLASS R4                                           --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.87       $10.22       $11.00       $9.98       $10.07
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .39          .42          .34         .46          .10
Net gains (losses) (both realized and
 unrealized)                                         1.61        (2.33)        (.63)       1.05         (.08)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.00        (1.91)        (.29)       1.51          .02
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.40)        (.44)        (.41)       (.49)        (.11)
Distributions from realized gains                      --           --         (.06)         --           --
Tax return of capital                                  --           --         (.02)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.40)        (.44)        (.49)       (.49)        (.11)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.47        $7.87       $10.22      $11.00        $9.98
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       25.94%      (19.18%)      (2.75%)     15.41%         .18%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .35%         .35%         .35%(d)     .33%        5.51%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .35%         .08%         .08%(d)     .29%         .20%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.41%        4.45%        4.78%(d)    3.92%        3.88%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--         $--          $--
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               39%          40%          19%         29%          --%
------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
42  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Income Builder Enhanced Income Fund


                                                          Year ended Jan. 31,             Year ended May 31,
CLASS A                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.60       $10.05       $11.08       $9.96       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .39          .43          .35         .47          .11
Net gains (losses) (both realized and
 unrealized)                                         1.85        (2.44)        (.86)       1.15         (.09)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.24        (2.01)        (.51)       1.62          .02
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.40)        (.44)        (.38)       (.49)        (.12)
Distributions from realized gains                      --           --         (.11)       (.01)          --
Tax return of capital                                  --           --         (.03)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.40)        (.44)        (.52)       (.50)        (.12)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.44        $7.60       $10.05      $11.08        $9.96
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.07%      (20.46%)      (4.58%)     16.68%         .15%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .44%         .41%         .41%(d)     .43%        2.04%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .44%         .41%         .41%(d)     .43%         .45%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.55%        4.63%        4.93%(d)    4.51%        3.96%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $169         $164         $289        $266          $50
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%          36%          24%         27%          --%
------------------------------------------------------------------------------------------------------------

                                                          Year ended Jan. 31,             Year ended May 31,
CLASS B                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.59       $10.04       $11.07       $9.96       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .32          .35          .30         .39          .09
Net gains (losses) (both realized and
 unrealized)                                         1.86        (2.43)        (.86)       1.15         (.09)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.18        (2.08)        (.56)       1.54           --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.37)        (.34)       (.42)        (.10)
Distributions from realized gains                      --           --         (.11)       (.01)          --
Tax return of capital                                  --           --         (.02)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (.37)        (.47)       (.43)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.48        $7.59       $10.04      $11.07        $9.96
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.21%      (21.12%)      (5.17%)     15.74%         .02%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.20%        1.17%        1.16%(d)    1.19%        2.79%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.20%        1.17%        1.16%(d)    1.19%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.77%        3.83%        4.15%(d)    3.77%        3.24%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $17          $19          $37         $39          $10
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%          36%          24%         27%          --%
------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                          Year ended Jan. 31,             Year ended May 31,
CLASS C                                            --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.59       $10.04       $11.07       $9.96       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .33          .36          .30         .39          .09
Net gains (losses) (both realized and
 unrealized)                                         1.85        (2.43)        (.86)       1.15         (.09)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.18        (2.07)        (.56)       1.54           --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.30)        (.38)        (.34)       (.42)        (.10)
Distributions from realized gains                      --           --         (.11)       (.01)          --
Tax return of capital                                  --           --         (.02)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.30)        (.38)        (.47)       (.43)        (.10)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.47        $7.59       $10.04      $11.07        $9.96
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       29.16%      (21.09%)      (5.06%)     15.75%         .02%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                               1.20%        1.16%        1.16%(d)    1.18%        2.63%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                            1.20%        1.16%        1.16%(d)    1.18%        1.21%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.80%        3.88%        4.19%(d)    3.73%        3.22%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $9           $8          $13         $11           $2
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%          36%          24%         27%          --%
------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
44  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                          Year ended Jan. 31,             Year ended May 31,
CLASS R4                                           --------------------------------      -------------------
PER SHARE DATA                                      2010         2009       2008(a)       2007       2006(b)
Net asset value, beginning of period                $7.60       $10.06       $11.09       $9.97       $10.06
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .39          .46          .37         .49          .12
Net gains (losses) (both realized and
 unrealized)                                         1.85        (2.44)        (.86)       1.15         (.09)
------------------------------------------------------------------------------------------------------------
Total from investment operations                     2.24        (1.98)        (.49)       1.64          .03
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.41)        (.48)        (.40)       (.51)        (.12)
Distributions from realized gains                      --           --         (.11)       (.01)          --
Tax return of capital                                  --           --         (.03)         --           --
------------------------------------------------------------------------------------------------------------
Total distributions                                  (.41)        (.48)        (.54)       (.52)        (.12)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.43        $7.60       $10.06      $11.09        $9.97
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       30.07%      (20.23%)      (4.49%)     16.82%         .27%
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                .38%         .36%         .38%(d)     .36%        5.75%(d)
------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                             .38%         .08%         .12%(d)     .29%         .29%(d)
------------------------------------------------------------------------------------------------------------
Net investment income (loss)                        4.63%        5.12%        5.24%(d)    4.67%        3.66%(d)
------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--         $--          $--
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               46%          36%          24%         27%          --%
------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from June 1, 2007 to Jan. 31, 2008. Effective Jan. 31, 2008, the Fund's fiscal year end was changed from May 31 to Jan. 31.
(b) For the period from Feb. 16, 2006 (when shares became publicly available) to May 31, 2006.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

Each Fund is a series of RiverSource Income Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940
Act) as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by each Corporation's Board of Directors (the Board). Each Fund is a "fund of funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which RiverSource Investments, LLC (RiverSource Investments) or an affiliate acts as investment manager or principal underwriter. RiverSource Investments is the Investment Manager for the Funds.

The primary objective of each Fund is as follows:

RiverSource Income Builder Basic Income Fund (Basic Income Fund) is designed for investors seeking a high level of current income and growth of capital, with a more conservative level of both risk to principal and potential for high current income, relative to RiverSource Income Builder Moderate Income Fund (Moderate Income Fund) and RiverSource Income Builder Enhanced Income Fund (Enhanced Income Fund).

Moderate Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income, relative to Basic Income Fund, and a more moderate level of risk to principal and potential for high current income relative to Enhanced Income Fund.

Enhanced Income Fund is designed for investors seeking a high level of current income and growth of capital, with a higher level of both risk to principal and potential for high current income relative to Basic Income Fund and Moderate Income Fund.

Each Fund offers Class A, Class B, Class C and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but, rather, organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have an effect on each Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF INVESTMENTS
Investments in the underlying funds are valued at their net asset value at the close of each business day.


--------------------------------------------------------------------------------
46  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

RECENT ACCOUNTING PRONOUNCEMENT
On Jan. 21, 2010, the FASB issued an Accounting Standards Update (the amendment), Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions. The amendment also requires that transfers between all levels (including Level 1 and Level 2) be disclosed on a gross basis (i.e., transfers out must be disclosed separately from transfers in), and the reason(s) for the transfer. Additionally purchases, sales, issuances and settlements must be disclosed on a gross basis in the Level 3 rollforward. The effective date of the amendment is for interim and annual periods beginning after Dec. 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after Dec. 15, 2010. At this time the Funds are evaluating the implications of the amendment and the impact to the financial statements.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and payable monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES AND SALES CHARGES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Each Fund also indirectly receives a pro rata share of earnings credits from overnight cash balances of the underlying funds which reduced the underlying funds transfer agency fees. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial Inc. (Ameriprise Financial), parent company of the Investment Manager, an annual fee for administration and accounting services at an annual rate of 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to board members and certain other core expenses are paid by the affiliated underlying funds in which each Fund invests.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statements of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately as follows:

FUND                                                                       CLASS B   CLASS C
--------------------------------------------------------------------------------------------
Basic Income Fund                                                        $1,794,000  $70,000
Moderate Income Fund                                                      2,408,000   88,000
Enhanced Income Fund                                                      1,241,000   54,000


These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the year ended Jan. 31, 2010 were as follows:

FUND                                                                 CLASS A  CLASS B  CLASS C
----------------------------------------------------------------------------------------------
Basic Income Fund                                                   $220,843  $23,303   $1,316
Moderate Income Fund                                                 265,804   26,740    1,425
Enhanced Income Fund                                                 170,318   18,212      540


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
Under an agreement which was effective until Jan. 31, 2010, the Investment Manager and its affiliates contractually agreed to waive certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) would not exceed the following percentage of each class' average daily net assets:

FUND                                                           CLASS A  CLASS B  CLASS C  CLASS R4
--------------------------------------------------------------------------------------------------
Basic Income Fund                                                0.45%    1.21%    1.20%    0.41%
Moderate Income Fund                                             0.45     1.21     1.20     0.41
Enhanced Income Fund                                             0.45     1.21     1.20     0.41




--------------------------------------------------------------------------------
48  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Effective Feb. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until March 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed the following percentage of each class' average daily net assets:

FUND                                                           CLASS A  CLASS B  CLASS C  CLASS R4
--------------------------------------------------------------------------------------------------
Basic Income Fund                                                0.45%    1.21%    1.20%    0.42%
Moderate Income Fund                                             0.45     1.21     1.20     0.42
Enhanced Income Fund                                             0.45     1.21     1.20     0.42


4. SECURITIES TRANSACTIONS

For the year ended Jan. 31, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund are as follows:

FUND                                                                  PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
Basic Income Fund                                                   $ 93,985,061  $127,231,987
Moderate Income Fund                                                 153,430,687   232,649,905
Enhanced Income Fund                                                  88,623,000   126,334,700


Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for each Fund for the periods indicated are as follows:

                                          BASIC INCOME FUND       MODERATE INCOME FUND      ENHANCED INCOME FUND
YEAR ENDED JAN. 31,                       2010        2009*         2010        2009*        2010        2009*
-----------------------------------------------------------------------------------------------------------------
CLASS A
-----------------------------------------------------------------------------------------------------------------
Sold                                    2,754,458    6,697,264    3,769,528    8,269,632   2,297,606    3,065,780
Converted from Class B**                  299,644      356,477      555,189      672,354     269,359      205,782
Reinvested distributions                  741,096      915,258    1,499,406    1,943,041     762,253    1,070,351
Redeemed                               (6,841,796) (10,659,474) (13,394,104) (21,146,428) (6,994,007) (11,495,907)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (3,046,598)  (2,690,475)  (7,569,981) (10,261,401) (3,664,789)  (7,153,994)
-----------------------------------------------------------------------------------------------------------------

CLASS B
-----------------------------------------------------------------------------------------------------------------
Sold                                      683,131    1,357,143      683,591    1,136,770     308,464      476,849
Reinvested distributions                   74,820      113,245      127,073      202,385      62,822      107,107
Converted to Class A**                   (299,969)    (357,204)    (556,438)    (673,739)   (269,359)    (205,996)
Redeemed                               (1,305,017)  (1,828,502)  (1,783,256)  (2,630,342)   (801,280)  (1,525,776)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                  (847,035)    (715,318)  (1,529,030)  (1,964,926)   (699,353)  (1,147,816)
-----------------------------------------------------------------------------------------------------------------

CLASS C
-----------------------------------------------------------------------------------------------------------------
Sold                                      367,769      422,511      330,759      429,730     143,614      210,178
Reinvested distributions                   25,887       31,432       41,283       56,551      27,813       41,535
Redeemed                                 (252,826)    (466,352)    (520,106)    (782,173)   (297,757)    (500,101)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                   140,830      (12,409)    (148,064)    (295,892)   (126,330)    (248,388)
-----------------------------------------------------------------------------------------------------------------

CLASS R4
-----------------------------------------------------------------------------------------------------------------
Sold                                           --           --           --           --       2,553       12,580
Reinvested distributions                       --           23           41           51         253          688
Redeemed                                       --       (2,303)          --         (265)    (12,632)      (5,091)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        --       (2,280)          41         (214)     (9,826)       8,177
-----------------------------------------------------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At Jan. 31, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Basic Income Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      21.83%
RiverSource U.S. Government Mortgage Fund                                         19.39


Moderate Income Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      36.76%
RiverSource U.S. Government Mortgage Fund                                         24.33
RiverSource Emerging Markets Bond Fund                                            16.61
RiverSource Real Estate Fund                                                      10.84
RiverSource Floating Rate Fund                                                    10.64
RiverSource Absolute Return Currency and Income Fund                               6.02


Enhanced Income Fund

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource Disciplined Small Cap Value Fund                                      15.25%
RiverSource U.S. Government Mortgage Fund                                          8.94
RiverSource Real Estate Fund                                                       8.75
RiverSource Emerging Markets Bond Fund                                             8.06
RiverSource Floating Rate Fund                                                     5.81


7. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the reclassification of short term capital gains earned in the underlying affiliated funds, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to paid-in capital by the following:

                                                          UNDISTRIBUTED           ACCUMULATED       ADDITIONAL
                                                 (EXCESS OF DISTRIBUTIONS OVER)  NET REALIZED     PAID-IN CAPITAL
FUND                                                  NET INVESTMENT INCOME       GAIN (LOSS)  REDUCTION (INCREASE)
-------------------------------------------------------------------------------------------------------------------
Basic Income Fund                                           $378,346               $(378,346)           $--
Moderate Income Fund                                         404,486                (404,486)            --
Enhanced Income Fund                                          41,368                 (41,368)            --


The tax character of distributions paid for the years indicated is as follows:

YEAR ENDED JAN. 31,                                              2010                       2009
                                                        ORDINARY     LONG-TERM     ORDINARY     LONG-TERM
FUND                                                     INCOME    CAPITAL GAIN     INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------------------
Basic Income Fund                                     $ 8,805,394       $--      $10,978,576       $--
Moderate Income Fund                                   16,792,692        --       22,578,895        --
Enhanced Income Fund                                    8,705,838        --       12,581,107        --




--------------------------------------------------------------------------------
50  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


At Jan. 31, 2010, the components of distributable earnings on a tax basis are as follows:

                                                   UNDISTRIBUTED  UNDISTRIBUTED   ACCUMULATED    UNREALIZED
                                                      ORDINARY     ACCUMULATED   NET REALIZED   APPRECIATION
FUND                                                   INCOME       LONG-TERM     GAIN (LOSS)  (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Basic Income Fund                                     $136,949         $--       $(19,447,298)  $ (7,135,064)
Moderate Income Fund                                   247,530          --        (59,928,714)   (18,243,603)
Enhanced Income Fund                                   130,491          --        (37,439,030)    (3,678,433)


For federal income tax purposes, capital loss carry-overs at Jan. 31, 2010 were as follows:

FUND                                                                           CARRY-OVER
-----------------------------------------------------------------------------------------
Basic Income Fund                                                             $18,803,160
Moderate Income Fund                                                           58,414,032
Enhanced Income Fund                                                           37,439,030


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                                      2017        2018
---------------------------------------------------------------------------------------------
Basic Income Fund                                                      $2,942,103  15,861,057
Moderate Income Fund                                                    7,376,558  51,037,474
Enhanced Income Fund                                                    5,920,892  31,518,138


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Jan. 31, 2010, post-October losses that are treated for income tax purposes as occurring on Feb. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
Basic Income Fund                                                               $  644,138
Moderate Income Fund                                                             1,514,682
Enhanced Income Fund                                                                    --


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of its capital loss carry-overs before they expire.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the

--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
52  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE INCOME BUILDER BASIC INCOME FUND, RIVERSOURCE INCOME BUILDER MODERATE INCOME FUND AND
RIVERSOURCE INCOME BUILDER ENHANCED INCOME FUND:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments in affiliated funds, of RiverSource Income Builder Basic Income Fund, RiverSource Income Builder Moderate Income Fund and RiverSource Income Builder Enhanced Income Fund (the Funds) (the portfolios constituting the RiverSource Income Series, Inc.) as of January 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years then ended and the period from June 1, 2007 to January 31, 2008. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for each of the periods presented through May 31, 2007, were audited by other auditors whose report dated July 20, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource Income Series, Inc. at January 31, 2010, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the each of the two years in the period then ended and the period from June 1, 2007 to January 31, 2008, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2010


--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  53

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

RiverSource Income Builder Basic Income Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     23.21%
    Dividends Received Deduction for corporations................     20.79%
    U.S. Government Obligations..................................      1.72%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Income Builder Moderate Income Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     22.16%
    Dividends Received Deduction for corporations................     19.04%
    U.S. Government Obligations..................................      0.86%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

RiverSource Income Builder Enhanced Income Fund
Fiscal year ended Jan. 31, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................     17.15%
    Dividends Received Deduction for corporations................     13.81%
    U.S. Government Obligations..................................      0.90%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
54  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. The RiverSource Family of Funds that each Board member oversees consists of 132 funds. Under current Board policy, members may serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS

                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Family of Funds, 1999-2006; former    None
901 S. Marquette Ave.      1/5/99                Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance
Minneapolis, MN 55402
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02
------------------------------------------------------------------------------------------------------------------------------

John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 66
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 65                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  55

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*


                                                                                                          OTHER PRESENT OR
                                                                                                          PAST
NAME,                      POSITION HELD                                                                  DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   PAST 5 YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           since 11/7/01,        Officer, Ameriprise Financial, Inc. since 2005;
Financial Center           Vice President since  President, Chairman of the Board and Chief Investment
Minneapolis, MN 55474      2002                  Officer, RiverSource Investments, LLC since 2001;
Age 49                                           Director, President and Chief Executive Officer,
                                                 Ameriprise Certificate Company since 2006; Chairman of
                                                 the Board and Chief Executive Officer, RiverSource
                                                 Distributors, Inc. since 2006 and of RiverSource Fund
                                                 Distributors, Inc. since 2008; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc., 2001-2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of RiverSource Investments or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; or visiting riversource.com/funds.

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since       Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial   11/8/06               Products and Marketing, RiverSource Investments, LLC
Center                                           and Director and Vice President -- Asset Management,
Minneapolis, MN 55474                            Products and Marketing, RiverSource Distributors, Inc.
Age 44                                           since 2006 and of RiverSource Fund Distributors, Inc.
                                                 since 2008; Managing Director and Global Head of
                                                 Product, Morgan Stanley Investment Management, 2004-
                                                 2006; President, Touchstone Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   4/9/03                Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 45                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Chief Administrative Officer, RiverSource Investments,
5228 Ameriprise Financial  12/5/06               LLC since 2009; Vice President -- Asset Management and
Center Minneapolis, MN                           Trust Company Services, RiverSource Investments, LLC,
55474                                            2006-2009; Vice President -- Operations and Compliance,
Age 44                                           RiverSource Investments, LLC, 2004-2006; Director of
                                                 Product Development -- Mutual Funds, Ameriprise
                                                 Financial, Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial   7/10/02               Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006 and of
Minneapolis, MN 55474                            RiverSource Fund Distributors, Inc. since 2008
Age 54
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since       RiverSource Distributors, Inc. and Chief Legal Officer
Minneapolis, MN 55474      12/5/06               and Assistant Secretary, RiverSource Investments, LLC
Age 50                                           since 2006; Chief Counsel, RiverSource Fund
                                                 Distributors, Inc. since 2008; Vice President, General
                                                 Counsel and Secretary, Ameriprise Certificate Company
                                                 since 2005; Vice President -- Asset Management
                                                 Compliance, Ameriprise Financial, Inc., 2004-2005;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Eleanor T.M. Hoagland      Chief Compliance      Chief Compliance Officer, RiverSource Investments, LLC,
100 Park Avenue            Officer since 4/7/09  Kenwood Capital Management LLC, Ameriprise Certificate
New York, NY 10010                               Company and RiverSource Service Corporation since 2009;
Age 58                                           Chief Compliance Officer for each of the Seligman funds
                                                 since 2004; Money Laundering Prevention Officer and
                                                 Identity Theft Prevention Officer for each of the
                                                 Seligman funds, 2008-2009; Managing Director, J. & W.
                                                 Seligman & Co. Incorporated and Vice-President for each
                                                 of the Seligman funds, 2004-2008

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
56  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer,
Center                     since 11/9/05 and     Ameriprise Financial, Inc. since 2005; Compliance
Minneapolis, MN 55474      Identity Theft        Director, Ameriprise Financial, Inc., 2004-2008
Age 46                     Prevention Officer
                           since 2008
--------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                     RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT  57

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
58  RIVERSOURCE INCOME BUILDER SERIES -- 2010 ANNUAL REPORT

(RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE INCOME BUILDER SERIES
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

RIVERSOURCE.COM/FUNDS

This report must be accompanied or preceded by the Fund's
current prospectus. RiverSource(R) mutual funds  are distributed by RiverSource Fund Distributors, Inc., Member FINRA, and
managed by RiverSource Investments, LLC. RiverSource is part of
Ameriprise Financial, Inc.
(C)2010 RiverSource Investments, LLC.                            S-6394 G (4/10)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

        (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

        (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Income Series, Inc. were as follows:

                        2010 - $50,673   2009 - $49,755

(b) Audit-Related Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Income Series, Inc. were as follows:

                         2010 - $1,682   2009 - $2,625

(c) Tax Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Income Series, Inc. were as follows:

                         2010 - $8,586   2009 - $8,586

(d) All Other Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource Income Series, Inc. were as follows:

                             2010 - $0   2009 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Jan. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                       2010 - $1,737,254  2009 - $618,531

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Income Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 6, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 6, 2010